Employee Incentive, Retirement, and Deferred Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares of common stock authorized to be granted under the existing stock incentive plan	45
Total unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units	$ 191
Total unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units, recognition period (year)	2016
Remaining weighted-average period for unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units	2 years 9 months 18 days
Deferred compensation liability	127	128
Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Period from the date of grant in which stock options expire	7 years
Award Vesting Period	3 years
Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Period from the date of grant in which stock options expire	10 years
Award Vesting Period	5 years
Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Total fair value of restricted stock awards vested	30	13	6
Restricted Stock | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Award Vesting Period	3 years
Restricted Stock | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Award Vesting Period	5 years
Employee Stock Purchase Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares reserved for future issuance under the ESPP	43
Retirement Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Company's total contribution expense	$ 59	$ 53	$ 50